Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40858
Entity Registrant Name	XORTX Therapeutics Inc.
Entity Central Index Key	0001729214
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	3710 — 33rd Street NW
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2L 2M1
Title of 12(b) Security	Common Shares
Trading Symbol	XRTX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Entity Common Stock, Shares Outstanding	3,788,246
Auditor Firm ID	995
Auditor Name	Smythe LLP
Auditor Location	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3710 — 33rd Street NW
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2L 2M1
City Area Code	403
Local Phone Number	455-7727
Contact Personnel Name	Michael Bumby
Contact Personnel Email Address	mbumby@xortx.com